Cost of sales	9 Months Ended
Sep. 30, 2022
Cost of sales
Cost of sales

26.Cost of sales

	Nine-month period ended September 30,
	2022	2021

	(Unaudited)
Costs variables
Imported products (1)	23,243,685	11,265,184
Purchases of crude in associations and concessions	11,712,144	6,801,926
Hydrocarbon purchases - ANH (2)	6,929,845	3,965,823
Depreciation, depletion, and amortization	4,985,749	4,956,510
Gas royalties in cash	1,073,435	750,987
Electric Energy	1,074,527	773,844
Hydrocarbon transportation services	869,983	664,965
Purchases of other products and gas	879,966	581,821
Processing materials	828,599	643,876
Services contracted in association	239,872	201,624
Extensive tests	43,289	—
Others (3)	(1,505,246)	(3,657,378)
	50,375,848	26,949,182
Fixed cost
Depreciation and amortization	3,382,811	2,238,338
Maintenance	2,652,864	1,737,586
Construction services	1,888,186	183,359
Labor costs	2,438,632	1,800,954
Contracted services	1,919,342	1,292,292
Contracted services in associations	1,175,197	919,203
Taxes and contributions	725,640	685,268
Materials and operating supplies	452,560	386,994
Hydrocarbon transportation services	133,837	42,815
General costs	313,324	213,451
	15,082,393	9,500,260
	65,458,241	36,449,442
(1)	Imported products correspond mainly to gasoline, naphtha, and diluent to facilitate the transportation of heavy crude oil.
(2)	Corresponds mainly to royalty crude purchases made by Ecopetrol from the National Hydrocarbons Agency (ANH), derived from national production.
(3)	Corresponds to i) result of the process of use and valuation of core inventories, ii) measurement at net realizable value (NRV) and iii) other capitalizable charges to projects. The variation corresponds to a higher level of sold inventories of crude oil.